Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALVERT SOCIAL INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2013
Calvert Large Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CALVERT LARGE CAP CORE PORTFOLIO* Class (Ticker): Y (CLYCX) *Formerly named Calvert Enhanced Equity Portfolio.
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide a total return which exceeds the total return of the Russell 1000 Index over a market cycle through investment in securities that meet the Fund’s investment criteria, including financial, sustainability and social responsibility factors.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of its portfolio’s average value.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on actual expenses for the past fiscal year adjusted for estimates of Class Y specific expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:
  you invest $10,000 in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;
  your investment has a 5% return each year; and
  the Fund’s operating expenses remain the same.
		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund employs an active investment strategy and invests primarily in the common stocks of U.S. large-cap companies that meet the Fund's investment criteria, including financial, sustainability and social responsibility investment factors, using quantitative, fundamental, and macro-economic insights that are designed to identify stocks with the greatest potential to outperform the market. Insights from this stock selection process are enhanced by the Advisor's fundamental investment research, which seeks to add value by integrating traditional fundamental investment analysis with the Advisor's proprietary views on critical environmental, sustainability and governance issues. The portfolio construction process seeks to maximize the benefit of these insights while controlling the Fund's risk profile relative to its benchmark, the Russell 1000 Index, and minimizing transaction costs. The Fund may sell a security when it no longer appears attractive under this process or if it contributes disproportionately to portfolio risk.

The Fund will normally invest at least 80% of its net assets, including borrowings for investment purposes, in the equity securities (common stock) of large capitalization companies. The Fund will provide shareholders with at least 60 days' notice before changing this 80% policy.

The Fund defines large-cap companies as those within the range of market capitalizations of the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on the float-adjusted market capitalization of the index constituents. The Russell 1000 Index is adjusted, or reconstituted, annually. As of December 31, 2012, the market capitalization of the Russell 1000 Index ranged from $317 million to $500 billion with a weighted median level of $42.9 billion and a weighted average level of $94.3 billion.

Although primarily investing in large-cap U.S. companies, the Fund may also invest in mid-cap and small-cap companies. The Fund may not invest more than 25% of its net assets in foreign securities. The Advisor rebalances the Fund as market conditions warrant while attempting to minimize transaction costs and adhere to its long-term investment objective.

Sustainable and Socially Responsible Investing. The Fund seeks to invest in companies and other enterprises that demonstrate positive environmental, social and governance performance as they address corporate responsibility and sustainability challenges. Calvert believes that there are long-term benefits in an investment philosophy that attaches material weight to the environment, workplace relations, human rights, Indigenous Peoples' rights, community relations, product safety and impact, and corporate governance and business ethics. Calvert also believes that managing risks and opportunities related to these issues can contribute positively to company performance as well as to investment performance over time. The Fund has sustainable and socially responsible investment criteria that reflect specific types of companies in which the Fund seeks to invest and seeks to avoid investing.

		Investments are first selected for financial soundness and then evaluated according to the Fund's sustainable and socially responsible investment criteria. Investments must be consistent with the Fund's current investment criteria, including financial, sustainability and social responsibility factors, the application of which is in the economic interest of the Fund and its shareholders.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Management Risk. Individual investments of the Fund may not perform as expected, and the Fund's portfolio management practices may not achieve the desired result.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, on overall market and economic conditions, and on investors' perception of a company's well-being.

Large-Cap Company Risk. Large-cap companies may be unable to respond quickly to new competitive challenges such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small-Cap and Mid-Cap Company Risk. Prices of small-cap and mid-cap stocks can be more volatile than those of larger, more established companies. Small-cap and mid-cap companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets.

		Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, or the Fund could underperform, because of the risks described below.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.

The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For updated performance information, visit www.calvert.com.

		Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show the Fund’s annual returns and its long-term performance, which give some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Class A shares has varied from year to year. The table compares the Fund’s performance over time with that of an index and an average.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calvert.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns for Class Y
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter	Total
	Ended	Return
Best Quarter (of periods shown)	9/30/09	17.31%
Worst Quarter (of periods shown)	12/31/08	-23.84%

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	Performance results for Class Y shares prior to April 30, 2013 (the Class Y shares’ inception date) reflect the performance of Class A shares at net asset value. Actual Class Y share performance would have been higher than Class A share performance because Class Y has lower class-specific expenses than Class A.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (as of 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares.
Calvert Large Cap Core Portfolio | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee (as a % of amount redeemed or exchanged within 30 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	633
10 Years	rr_ExpenseExampleYear10	1,398
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	365
5 Years	rr_ExpenseExampleNoRedemptionYear05	633
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,398
2003	rr_AnnualReturn2003	23.82%
2004	rr_AnnualReturn2004	9.47%
2005	rr_AnnualReturn2005	4.80%
2006	rr_AnnualReturn2006	12.67%
2007	rr_AnnualReturn2007	(1.65%)
2008	rr_AnnualReturn2008	(38.54%)
2009	rr_AnnualReturn2009	29.58%
2010	rr_AnnualReturn2010	13.00%
2011	rr_AnnualReturn2011	2.21%
2012	rr_AnnualReturn2012	14.39%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter (of periods shown)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter (of periods shown)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.84%)
1 Year	rr_AverageAnnualReturnYear01	14.39%
5 Years	rr_AverageAnnualReturnYear05	1.02%
10 Years	rr_AverageAnnualReturnYear10	5.17%
Calvert Large Cap Core Portfolio | Return after taxes on distributions | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.24%
5 Years	rr_AverageAnnualReturnYear05	0.89%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Calvert Large Cap Core Portfolio | Return after taxes on distributions and sale of Fund shares | Class Y
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.55%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	4.50%
Calvert Large Cap Core Portfolio | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.42%
5 Years	rr_AverageAnnualReturnYear05	1.92%
10 Years	rr_AverageAnnualReturnYear10	7.52%
Calvert Large Cap Core Portfolio | Lipper Large-Cap Core Funds Avg. (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.95%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	6.51%

[1]	Based on actual expenses for the past fiscal year adjusted for estimates of Class Y specific expenses.